Leases (Tables)	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Schedule of Operating Lease Cost	The following table summarizes the classification of operating lease right-of-use assets and lease liabilities in the Group’s unaudited interim condensed consolidated balance sheets:

	As of December 31, 2025	As of June 30, 2026
	HK$	HK$	US$
	(Audited)	(Unaudited)	(Unaudited)
Assets
Operating lease right-of-use assets, net	25,679,797	24,031,706	3,064,487

Liabilities
Operating lease liabilities, current	5,113,112	5,426,949	692,036
Operating lease liabilities, non-current	20,566,685	18,604,757	2,372,451
Total lease liabilities	25,679,797	24,031,706	3,064,487

Other supplemental information about the Group’s operating lease as follows:

	December 31, 2025	June 30, 2026
	(Audited)	(Unaudited)
Weighted average discount rate	4.5%	4.5%
Weighted average remaining lease term (years)	4.7	4.2

Schedule of Maturities of Operating Lease Liabilities

The following table presents the maturity of the Group’s operating lease liabilities as of June 30, 2026:

	Operating lease payments
	HK$	US$
	(Unaudited)	(Unaudited)
Six months ending December 31, 2025	3,191,962	407,034
Twelve months ending December 31, 2026	6,178,441	787,865
Twelve months ending December 31, 2027	5,306,488	676,675
Twelve months ending December 31, 2028	5,465,271	696,923
Twelve months ending December 31, 2029	4,976,958	634,654
Thereafter	1,399,996	178,527
Total operating lease payments	26,519,116	3,381,678
Less: imputed interest	(2,487,410)	(317,191)
Present value of operating lease liabilities	24,031,706	3,064,487